SCHEDULE OF MINIMUM LEASE PAYMENTS (Details) - USD ($)	Mar. 31, 2025	Jun. 30, 2024	Jun. 30, 2023
2025	$ 357,321
2026	9,280
2027
Total undiscounted future minimum lease payments	366,601
Less: Amounts representing interest	11,480
Total present value of operating lease liabilities	355,121	$ 687,902
Less: current portion of operating lease liabilities	345,932
Non-current portion of operating lease liabilities	$ 9,189
Gamehaus Inc [Member]
2025		359,119
2026		356,803
2027		2,317
Total undiscounted future minimum lease payments		718,239
Less: Amounts representing interest		30,337
Total present value of operating lease liabilities		687,902	$ 399,292
Less: current portion of operating lease liabilities		336,046
Non-current portion of operating lease liabilities		$ 351,856